Significant Accounting Policies - Line of Business Financial Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 10,997	$ 10,828
Net interest income (taxable-equivalent basis), Percent change	1.60%
Noninterest income	9,161	8,765
Noninterest income, Percent change	4.50%
Securities gains (losses), net	3	9	(15)
Securities gains (losses), net, Percent change	(66.70%)
Total net revenue	20,161	19,602
Total net revenue, Percent change	2.90%
Noninterest expense, Percent change	4.60%
Other intangibles, Percent change	(10.80%)
Total noninterest expense, Percent change	4.30%
Income before provision and income taxes, Percent change	1.30%
Provision for credit losses, Percent change	(8.30%)
Income before income taxes, Percent change	2.90%
Income taxes and taxable-equivalent adjustment, Percent change	2.30%
Net income, Percent change	3.10%
Net income attributable to U.S. Bancorp, Percent change	0.30%
Noninterest expense	10,516	10,051
Other intangibles	199	223	274
Total noninterest expense	10,715	10,274	10,456
Income before provision and income taxes	9,446	9,328
Provision for credit losses	1,229	1,340	1,882
Income before income taxes	8,217	7,988
Income taxes and taxable-equivalent adjustment	2,309	2,256
Net income	5,908	5,732	5,490
Net (income) loss attributable to noncontrolling interests	(57)	104	157
Net income attributable to U.S. Bancorp	5,851	5,836	5,647
Average Balance Sheet
Commercial	75,734	67,274
Commercial, Percent change	12.60%
Commercial real estate	40,592	38,237
Commercial real estate, Percent change	6.20%
Residential mortgages	51,818	47,982
Residential mortgages, Percent change	8.00%
Credit card	17,635	16,813
Credit card, Percent change	4.90%
Other retail	48,353	47,125
Other retail, Percent change	2.60%
Total loans, excluding covered loans	234,132	217,431
Total loans, excluding covered loans, Percent change	7.70%
Covered loans	7,560	10,043
Covered loans, Percent change	(24.70%)
Total loans	241,692	227,474
Total loans, Percent change	6.30%
Goodwill, Percent change	1.60%
Other intangible assets, Percent change	5.00%
Assets, Percent change	7.70%
Noninterest-bearing deposits, Percent change	6.40%
Interest checking, Percent change	9.10%
Savings products, Percent change	12.30%
Time deposits, Percent change	(7.60%)
Total deposits, Percent change	6.50%
Total U.S. Bancorp shareholders' equity, Percent change	7.30%
Goodwill	9,312	9,164
Other intangible assets	3,338	3,178
Assets	380,004	352,680
Noninterest-bearing deposits	73,455	69,020
Interest checking	53,248	48,792
Savings products	98,173	87,428
Time deposits	41,764	45,217
Total deposits	266,640	250,457
Total U.S. Bancorp shareholders' equity	42,837	39,917
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,061	2,011
Net interest income (taxable-equivalent basis), Percent change	2.50%
Noninterest income	976	1,092
Noninterest income, Percent change	(10.60%)
Total net revenue	3,037	3,103
Total net revenue, Percent change	(2.10%)
Noninterest expense, Percent change	1.60%
Other intangibles, Percent change	(50.00%)
Total noninterest expense, Percent change	1.30%
Income before provision and income taxes, Percent change	(4.40%)
Income before income taxes, Percent change	(10.90%)
Income taxes and taxable-equivalent adjustment, Percent change	(11.00%)
Net income, Percent change	(10.80%)
Net income attributable to U.S. Bancorp, Percent change	(10.80%)
Noninterest expense	1,238	1,218
Other intangibles	4	8
Total noninterest expense	1,242	1,226
Income before provision and income taxes	1,795	1,877
Provision for credit losses	43	(89)
Income before income taxes	1,752	1,966
Income taxes and taxable-equivalent adjustment	637	716
Net income	1,115	1,250
Net income attributable to U.S. Bancorp	1,115	1,250
Average Balance Sheet
Commercial	57,989	50,774
Commercial, Percent change	14.20%
Commercial real estate	20,954	19,566
Commercial real estate, Percent change	7.10%
Residential mortgages	20	26
Residential mortgages, Percent change	(23.10%)
Other retail	4	7
Other retail, Percent change	(42.90%)
Total loans, excluding covered loans	78,967	70,373
Total loans, excluding covered loans, Percent change	12.20%
Covered loans	190	363
Covered loans, Percent change	(47.70%)
Total loans	79,157	70,736
Total loans, Percent change	11.90%
Goodwill, Percent change	1.50%
Other intangible assets, Percent change	(16.00%)
Assets, Percent change	11.90%
Noninterest-bearing deposits, Percent change	5.20%
Interest checking, Percent change	0.90%
Savings products, Percent change	32.30%
Time deposits, Percent change	(1.80%)
Total deposits, Percent change	8.00%
Total U.S. Bancorp shareholders' equity, Percent change	6.30%
Goodwill	1,628	1,604
Other intangible assets	21	25
Assets	86,361	77,180
Noninterest-bearing deposits	32,642	31,037
Interest checking	10,599	10,507
Savings products	18,667	14,105
Time deposits	18,147	18,482
Total deposits	80,055	74,131
Total U.S. Bancorp shareholders' equity	7,743	7,287
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	4,313	4,598
Net interest income (taxable-equivalent basis), Percent change	(6.20%)
Noninterest income	2,602	2,892
Noninterest income, Percent change	(10.00%)
Total net revenue	6,915	7,490
Total net revenue, Percent change	(7.70%)
Noninterest expense, Percent change	2.00%
Total noninterest expense, Percent change	2.00%
Income before provision and income taxes, Percent change	(22.40%)
Provision for credit losses, Percent change	(34.50%)
Income before income taxes, Percent change	(19.30%)
Income taxes and taxable-equivalent adjustment, Percent change	(19.40%)
Net income, Percent change	(19.30%)
Net income attributable to U.S. Bancorp, Percent change	(19.30%)
Noninterest expense	4,571	4,482
Other intangibles	41	41
Total noninterest expense	4,612	4,523
Income before provision and income taxes	2,303	2,967
Provision for credit losses	393	600
Income before income taxes	1,910	2,367
Income taxes and taxable-equivalent adjustment	695	862
Net income	1,215	1,505
Net income attributable to U.S. Bancorp	1,215	1,505
Average Balance Sheet
Commercial	9,074	8,495
Commercial, Percent change	6.80%
Commercial real estate	18,836	17,923
Commercial real estate, Percent change	5.10%
Residential mortgages	50,414	47,080
Residential mortgages, Percent change	7.10%
Other retail	46,221	44,848
Other retail, Percent change	3.10%
Total loans, excluding covered loans	124,545	118,346
Total loans, excluding covered loans, Percent change	5.20%
Covered loans	5,779	6,566
Covered loans, Percent change	(12.00%)
Total loans	130,324	124,912
Total loans, Percent change	4.30%
Goodwill, Percent change	2.50%
Other intangible assets, Percent change	11.20%
Assets, Percent change	2.80%
Noninterest-bearing deposits, Percent change	7.50%
Interest checking, Percent change	9.60%
Savings products, Percent change	7.90%
Time deposits, Percent change	(15.10%)
Total deposits, Percent change	4.40%
Total U.S. Bancorp shareholders' equity, Percent change	(6.00%)
Goodwill	3,602	3,514
Other intangible assets	2,675	2,406
Assets	144,164	140,248
Noninterest-bearing deposits	23,771	22,104
Interest checking	36,227	33,046
Savings products	50,034	46,357
Time deposits	17,953	21,138
Total deposits	127,985	122,645
Total U.S. Bancorp shareholders' equity	11,483	12,218
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	370	342
Net interest income (taxable-equivalent basis), Percent change	8.20%
Noninterest income	1,395	1,267
Noninterest income, Percent change	10.10%
Total net revenue	1,765	1,609
Total net revenue, Percent change	9.70%
Noninterest expense, Percent change	3.30%
Other intangibles, Percent change	(10.80%)
Total noninterest expense, Percent change	2.90%
Income before provision and income taxes, Percent change	44.00%
Provision for credit losses, Percent change	50.00%
Income before income taxes, Percent change	43.80%
Income taxes and taxable-equivalent adjustment, Percent change	45.70%
Net income, Percent change	42.80%
Net income attributable to U.S. Bancorp, Percent change	42.80%
Noninterest expense	1,349	1,306
Other intangibles	33	37
Total noninterest expense	1,382	1,343
Income before provision and income taxes	383	266
Provision for credit losses	9	6
Income before income taxes	374	260
Income taxes and taxable-equivalent adjustment	137	94
Net income	237	166
Net income attributable to U.S. Bancorp	237	166
Average Balance Sheet
Commercial	1,960	1,711
Commercial, Percent change	14.60%
Commercial real estate	607	652
Commercial real estate, Percent change	(6.90%)
Residential mortgages	1,383	875
Residential mortgages, Percent change	58.10%
Other retail	1,456	1,533
Other retail, Percent change	(5.00%)
Total loans, excluding covered loans	5,406	4,771
Total loans, excluding covered loans, Percent change	13.30%
Covered loans	4	14
Covered loans, Percent change	(71.40%)
Total loans	5,410	4,785
Total loans, Percent change	13.10%
Goodwill, Percent change	2.10%
Other intangible assets, Percent change	(8.10%)
Assets, Percent change	11.10%
Noninterest-bearing deposits, Percent change	3.60%
Interest checking, Percent change	22.50%
Savings products, Percent change	9.20%
Time deposits, Percent change	(20.50%)
Total deposits, Percent change	6.00%
Total U.S. Bancorp shareholders' equity, Percent change	(4.30%)
Goodwill	1,568	1,535
Other intangible assets	159	173
Assets	8,489	7,644
Noninterest-bearing deposits	15,120	14,595
Interest checking	5,866	4,789
Savings products	29,288	26,819
Time deposits	3,899	4,903
Total deposits	54,173	51,106
Total U.S. Bancorp shareholders' equity	2,283	2,385
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	1,740	1,584
Net interest income (taxable-equivalent basis), Percent change	9.80%
Noninterest income	3,292	3,205
Noninterest income, Percent change	2.70%
Total net revenue	5,032	4,789
Total net revenue, Percent change	5.10%
Noninterest expense, Percent change	3.20%
Other intangibles, Percent change	(11.70%)
Total noninterest expense, Percent change	2.40%
Income before provision and income taxes, Percent change	7.80%
Provision for credit losses, Percent change	(0.40%)
Income before income taxes, Percent change	11.70%
Income taxes and taxable-equivalent adjustment, Percent change	11.90%
Net income, Percent change	11.70%
Net (income) loss attributable to noncontrolling interests, Percent change	10.30%
Net income attributable to U.S. Bancorp, Percent change	12.60%
Noninterest expense	2,356	2,282
Other intangibles	121	137
Total noninterest expense	2,477	2,419
Income before provision and income taxes	2,555	2,370
Provision for credit losses	766	769
Income before income taxes	1,789	1,601
Income taxes and taxable-equivalent adjustment	651	582
Net income	1,138	1,019
Net (income) loss attributable to noncontrolling interests	(35)	(39)
Net income attributable to U.S. Bancorp	1,103	980
Average Balance Sheet
Commercial	6,542	6,086
Commercial, Percent change	7.50%
Credit card	17,635	16,813
Credit card, Percent change	4.90%
Other retail	672	737
Other retail, Percent change	(8.80%)
Total loans, excluding covered loans	24,849	23,636
Total loans, excluding covered loans, Percent change	5.10%
Covered loans	5	5
Total loans	24,854	23,641
Total loans, Percent change	5.10%
Goodwill, Percent change	0.10%
Other intangible assets, Percent change	(15.60%)
Assets, Percent change	4.20%
Noninterest-bearing deposits, Percent change	5.10%
Interest checking, Percent change	23.60%
Savings products, Percent change	36.80%
Total deposits, Percent change	13.50%
Total U.S. Bancorp shareholders' equity, Percent change	(5.80%)
Goodwill	2,514	2,511
Other intangible assets	483	572
Assets	31,098	29,844
Noninterest-bearing deposits	739	703
Interest checking	555	449
Savings products	78	57
Total deposits	1,372	1,209
Total U.S. Bancorp shareholders' equity	5,697	6,046
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,513	2,293
Net interest income (taxable-equivalent basis), Percent change	9.60%
Noninterest income	896	309
Securities gains (losses), net	3	9
Securities gains (losses), net, Percent change	(66.70%)
Total net revenue	3,412	2,611
Total net revenue, Percent change	30.70%
Noninterest expense, Percent change	31.30%
Total noninterest expense, Percent change	31.30%
Income before provision and income taxes, Percent change	30.40%
Provision for credit losses, Percent change	(66.70%)
Income before income taxes, Percent change	33.30%
Net income, Percent change	22.90%
Net income attributable to U.S. Bancorp, Percent change	12.70%
Noninterest expense	1,002	763
Total noninterest expense	1,002	763
Income before provision and income taxes	2,410	1,848
Provision for credit losses	18	54
Income before income taxes	2,392	1,794
Income taxes and taxable-equivalent adjustment	189	2
Net income	2,203	1,792
Net (income) loss attributable to noncontrolling interests	(22)	143
Net income attributable to U.S. Bancorp	2,181	1,935
Average Balance Sheet
Commercial	169	208
Commercial, Percent change	(18.80%)
Commercial real estate	195	96
Residential mortgages	1	1
Total loans, excluding covered loans	365	305
Total loans, excluding covered loans, Percent change	19.70%
Covered loans	1,582	3,095
Covered loans, Percent change	(48.90%)
Total loans	1,947	3,400
Total loans, Percent change	(42.70%)
Assets, Percent change	12.40%
Savings products, Percent change	17.80%
Total U.S. Bancorp shareholders' equity, Percent change	30.50%
Other intangible assets		2
Assets	109,892	97,764
Noninterest-bearing deposits	1,183	581
Interest checking	1	1
Savings products	106	90
Time deposits	1,765	694
Total deposits	3,055	1,366
Total U.S. Bancorp shareholders' equity	$ 15,631	$ 11,981